Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 65,072	$ 48,179	$ 148,148	$ 411,803	$ 187,294	$ 21,117	$ 238,876
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities	(76)	119	329	115	124	127	(308)
Net gain (loss) on pension and other post-retirement benefits	502	400	1,134	1,200	1,982	(12,465)	(5,289)
Total other comprehensive income (loss)	426	519	1,463	1,315	2,106	(12,338)	(5,597)
Comprehensive income	65,498	48,698	149,611	413,118	189,400	8,779	233,279
Less: comprehensive income attributable to noncontrolling interests	45	0	438	0	274	0	0
Comprehensive income attributable to PBF Holding Company LLC	$ 65,453	$ 48,698	$ 149,173	$ 413,118	$ 189,126	$ 8,779	$ 233,279